IFRS 7 Disclosure	3 Months Ended
Jan. 31, 2023
Text block [abstract]
IFRS 7 Disclosure
Our risk appetite defines tolerance levels for various risks. This is the foundation for our risk management culture and our risk management framework.
Our risk management framework includes:
•	CIBC, SBU, functional group-level and regional risk appetite statements;
•	Risk frameworks, policies, procedures and limits to align activities with our risk appetite;
•	Regular risk reports to identify and communicate risk levels;
•	An independent control framework to identify and test the design and operating effectiveness of our key controls;
•	Stress testing to consider the potential impact of changes in the business environment on capital, liquidity and earnings;
•	Proactive consideration of risk mitigation options in order to optimize results; and
•	Oversight through our risk-focused committees and governance structure.
Managing risk is a shared responsibility at CIBC. Business units and risk management professionals work in collaboration to ensure that business strategies and activities are consistent with our risk appetite. CIBC’s approach to enterprise-wide risk management aligns with the three lines of defence model:
(i)
As the first line of defence, CIBC’s Management, in SBUs and functional groups own the risks and are accountable and responsible for identifying and assessing risks inherent in its activities in accordance with the CIBC risk appetite. In addition, Management establishes and maintains controls to mitigate such risks. Management may include governance groups within the business to facilitate the Control Framework and other risk-related processes. A Governance Group refers to a group within Business Unit Management (first line of defence) whose focus is to manage governance, risk and control activities on behalf of that Business Unit Management. A Governance Group is considered first line of defence, in conjunction with Business Unit Management. Control Groups are groups with enterprise-wide accountability for specific risk type and are also considered first line of defence. They provide subject matter expertise to Management and/or implement/maintain enterprise-wide control programs and activities for their domain area (for example Information Security). While Control Groups collaborate with Management in identifying and managing risk, they also challenge risk decisions and risk mitigation strategies.

(ii)
The second line of defence is independent from the first line of defence and provides an enterprise-wide view of specific risk types, guidance and effective challenge to risk and control activities. Risk Management is the primary second line of defence. Risk Management may leverage subject matter expertise of other groups (e.g., third parties or Control Groups) to inform their independent assessments, as appropriate.

(iii)
As the third line of defence, Internal Audit is responsible for providing reasonable assurance to senior management and the Audit Committee of the Board on the effectiveness of CIBC’s governance practices, risk management processes, and Internal Control as a part of its risk-based audit plan and in accordance with its mandate as described in the Internal Audit Charter.

A strong risk culture and communication between the three lines of defence are important characteristics of effective risk management.
Credit risk

Credit risk is the risk of financial loss due to a borrower or counterparty failing to meet its obligations in accordance with contractual terms.
Credit risk arises out of the lending businesses in each of our SBUs and in International
b
anking, which is included in Corporate and Other. Other
sources of credit risk consist of our trading activities, which include our OTC derivatives, debt securities, and our repo-style transaction activity. In addition to losses on the default of a borrower or counterparty, unrealized gains or losses may occur due to changes in the credit spread of the counterparty, which could impact the carrying or fair value of our assets.
Exposure to credit risk

$ millions, as at	2023 Jan. 31	2022 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn (1)	$308,791	$314,712
Undrawn commitments	73,246	74,327
Repo-style transactions	244,503	256,063
Other off-balance sheet	86,038	91,350
OTC derivatives	17,502	21,856
Gross exposure at default (EAD) on business and government portfolios	730,080	758,308
Less: Collateral held for repo-style transactions	226,778	237,484
Net EAD on business and government portfolios	503,302	520,824
Retail portfolios – AIRB approach
Drawn	315,840	317,071
Undrawn commitments	101,808	99,817
Other off-balance sheet	373	420
Gross EAD on retail portfolios	418,021	417,308
Standardized portfolios (1)(2)	108,885	101,249
Securitization exposures – AIRB approach	17,259	15,333
Gross EAD	$1,274,245	$1,292,198
Net EAD	$1,047,467	$1,054,714
(1)	The first quarter of 2023, includes a change in methodology that resulted in certain exposures previously subject to AIRB, now being included under the standardized securitization approach.
(2)
Includes $84.5
 billion relating to business and government portfolios (October 31, 2022: $
87.3 billion), $10.3 billion (October 31, 2022: $10.7 billion) relating to retail portfolios, and $14.1 billion (October 31, 2022: $3.3 billion) relating to securitization exposures. Our business and government portfolios
under the standardized approach consist of $57.5

billion (October 31, 2022: $57.0 billion) to corporates, $26.0 billion (October 31, 2022: $28.7 billion) to sovereigns, and $1.0 billion (October 31, 2022: $1.6 billion) to banks.

Trading credit exposure
We have trading credit exposure (also called counterparty credit exposure) that arises from our OTC derivatives and our repo-style transactions. The nature of our derivatives exposure and how it is mitigated is described in Note 12 to the consolidated financial statements included in our 2022 Annual Report. Our repo-style transactions consist of our securities bought or sold under repurchase agreements, and our securities borrowing and lending activity.
The following table shows the rating profile of OTC derivative mark-to-market
(MTM) receivables:

$ billions, as at	2023 Jan. 31		2022 Oct. 31
	Exposure (1)
Investment grade	$5.90	83.4%	$11.18	79.1%
Non-investment grade	1.15	16.3	2.87	20.3
Watch list	0.02	0.3	0.09	0.6
Default	–	–	–	–
Unrated	–	–	–	–
	$7.07	100.0%	$14.14	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.
Loans contractually past due but not impaired
The following table provides an aging analysis of loans that are not impaired, where repayment of principal or payment of interest is contractually in arrears. Loans less than 30 days past due are excluded as such loans are not generally indicative of the borrowers’ ability to meet their payment obligations.

$ millions, as at			2023 Jan. 31	2022 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$849	$–	$849	$874
Personal	232	–	232	247
Credit card (1)	201	119	320	331
Business and government	174	–	174	256
	$1,456	$119	$1,575	$1,708
(1)
For the acquired Canadian Costco credit card portfolio, the credit cards were transferred in the aging category that applied at the time of acquisition and have continued to age to the extent a payment has not been made.

Market risk

Market risk is the risk of economic and/or financial loss in our trading and non-trading
portfolios from adverse changes in underlying market factors, including interest rates, foreign exchange rates, equity market prices, commodity prices, credit spreads, and customer behaviour for retail products. Market risk arises in CIBC’s trading and treasury activities, and encompasses all market-related positioning and market-making activity.
The trading book consists of positions in financial instruments and commodities held to meet the near-term needs of our clients.
The
non-trading
book consists of positions in various currencies that are related to asset/liability management and investment activities.
Trading activities
We hold positions in traded financial contracts to meet client investment and risk management needs. Trading revenue (net interest income and non-interest
income) is generated from these transactions. Trading instruments are recorded at fair value and include debt and equity securities, as well as interest rate, foreign exchange, equity, commodity, and credit derivative products.
Value-at-Risk
Our
Value-at-Risk
(VaR) methodology is a statistical technique that measures the potential overnight loss at a 99% confidence level. We use a full revaluation historical simulation methodology to compute VaR, stressed VaR and other risk measures.
The following table shows VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.

$ millions, as at or for the three months ended				2023 Jan. 31		2022 Oct. 31		2022 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$9.6	$4.9	$7.1	$7.1	$6.0	$5.9	$13.1	$9.6
Credit spread risk	1.8	1.0	1.6	1.4	1.1	1.2	5.4	8.1
Equity risk	8.5	3.7	5.4	5.7	4.1	4.9	3.9	4.8
Foreign exchange risk	3.4	0.6	0.8	1.1	1.2	1.4	2.2	2.1
Commodity risk	4.0	1.2	3.4	2.5	1.4	1.3	4.5	3.1
Debt specific risk	2.4	1.3	2.1	1.7	1.9	1.8	2.7	2.5
Diversification effect (1)	n/m	n/m	(12.2)	(10.7)	(8.1)	(9.1)	(23.1)	(21.2)
Total VaR (one-day measure)	$12.0	$6.6	$8.2	$8.8	$7.6	$7.4	$8.7	$9.0
Stressed total VaR (one-day measure)	$57.7	$22.2	$47.6	$43.4	$31.2	$32.7	$30.6	$33.2
IRC (one-year measure)	$150.0	$109.8	$130.3	$133.0	$114.0	$107.4	$142.8	$142.7
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Non-trading
activities
Structural interest rate risk (SIRR)
SIRR primarily consists of the risk arising due to mismatches in assets and liabilities, which do not arise from trading and trading-related businesses. The objective of SIRR management is to lock in product spreads and deliver stable and predictable net interest income over time, while managing the risk to the economic value of our assets arising from changes in interest rates.
SIRR results from differences in the maturities or repricing dates of assets and liabilities, both on-
and
off-balance
sheet, as well as from embedded optionality in retail products, and other product features that could affect the expected timing of cash flows, such as options to pre-pay
loans or redeem term deposits prior to contractual maturity. A number of assumptions affecting cash flows, product re-pricing and the administration of rates underlie the models used to measure SIRR. The key assumptions pertain to the expected funding profile of mortgage rate commitments, fixed rate loan prepayment behaviour, term deposit redemption behaviour, the treatment of non-maturity
deposits and equity. All assumptions are derived empirically based on historical client behaviour, balance sheet composition and product pricing with the consideration of possible forward-looking changes. All models and assumptions used to measure SIRR are subject to independent oversight by Risk Management. A variety of cash instruments and derivatives, primarily interest rate swaps, are used to manage these risks.
The following table shows the potential
before-tax
impact of an immediate and sustained 100 basis point increase and 100 basis point decrease in interest rates on projected
12-month
net interest income and the economic value of equity (EVE) for our structural balance sheet, assuming no subsequent hedging. Due to the increase in interest rates in Canada and the U.S., and the market expectation that a higher interest rate environment will persist, an immediate downward shock of 100 basis points was applied commencing in the second quarter of 2022, while maintaining a floor on market and client interest rates at zero at the end of each of the periods presented. We have continued to provide the impact of a 25 basis point decrease and have not revised the first quarter of 2022 amounts as we believe the impact of a 25 basis points decrease was appropriate due to the low interest rate environment in both Canada and the U.S. for that period.
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at		2023 Jan. 31			2022 Oct. 31			2022 Jan. 31
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$255	$37	$292	$278	$(7)	$271	$380	$74	$454
Increase (decrease) in EVE	(523)	(335)	(858)	(679)	(336)	(1,015)	(651)	(216)	(867)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(66)	(7)	(73)	(71)	2	(69)	(124)	(33)	(157)
Increase (decrease) in EVE	117	86	203	151	86	237	142	57	199
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(297)	(25)	(322)	(301)	4	(297)	n/a	n/a	n/a
Increase (decrease) in EVE	465	351	816	604	350	954	n/a	n/a	n/a
(1)	Includes CAD and other currency exposures.
n/a	Not applicable.
Liquidity risk

Liquidity risk is the risk of having insufficient cash or its equivalent in a timely and cost-effective manner to meet financial obligations as they come due. Common sources of liquidity risk inherent in banking services include unanticipated withdrawals of deposits, the inability to replace maturing debt, credit and liquidity commitments, and additional pledging or other collateral requirements.
Liquid assets
Available liquid assets include unencumbered cash and marketable securities from on-
and
off-balance
sheet sources that can be used to access funding in a timely fashion. Encumbered liquid assets, composed of assets pledged as collateral and those assets that are deemed restricted due to legal, operational, or other purposes, are not considered as sources of available liquidity when measuring liquidity risk.
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2023	Cash and deposits with banks	$51,469	$–	$51,469	$282	$51,187
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	140,803	81,626	222,429	114,922	107,507
	Other debt securities	6,628	7,865	14,493	2,818	11,675
	Equities	34,294	24,612	58,906	31,246	27,660
	Canadian government guaranteed National Housing Act mortgage-backed securities	32,081	2,787	34,868	16,668	18,200
	Other liquid assets (2)	16,381	3,611	19,992	12,980	7,012
		$281,656	$120,501	$402,157	$178,916	$223,241
2022	Cash and deposits with banks	$63,861	$–	$63,861	$286	$63,575
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	133,923	85,602	219,525	122,283	97,242
	Other debt securities	6,764	8,957	15,721	2,262	13,459
	Equities	30,825	29,521	60,346	30,408	29,938
	Canadian government guaranteed National Housing Act mortgage-backed securities	33,148	3,321	36,469	16,711	19,758
	Other liquid assets (2)	19,159	2,326	21,485	16,040	5,445
		$287,680	$129,727	$417,407	$187,990	$229,417
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.
Asset encumbrance

In the course of our
day-to-day
operations, securities and other assets are pledged to secure obligations, participate in clearing and settlement systems and for other collateral management purposes.
Restrictions on the flow of funds
Our subsidiaries are not subject to significant restrictions that would prevent transfers of funds, dividends or capital distributions. However, certain subsidiaries have different capital and liquidity requirements, established by applicable banking and securities regulators.
We monitor and manage our capital and liquidity requirements across these entities to ensure that resources are used efficiently and entities are in compliance with local regulatory and policy requirements.
Funding

We fund our operations with client-sourced deposits, supplemented with a wide range of wholesale funding.
Our principal approach aims to fund our consolidated balance sheet with deposits primarily raised from personal and commercial banking channels. We maintain a foundation of relationship-based core deposits, whose stability is regularly evaluated through internally developed statistical assessments.
We routinely access a range of short-term and long-term secured and unsecured funding sources diversified by geography, depositor type, instrument, currency and maturity. We raise long-term funding from existing programs including covered bonds, asset securitizations and unsecured debt.
We continuously evaluate opportunities to diversify into new funding products and investor segments in an effort to maximize funding flexibility and minimize concentration and financing costs. We regularly monitor wholesale funding levels and concentrations to internal limits consistent with our desired liquidity risk profile.
GALCO and RMC review and approve CIBC’s funding plan, which incorporates projected asset and liability growth, funding maturities, and output from our liquidity position forecasting.
Assets and liabilities
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$22,876	$–	$–	$–	$–	$–	$–	$–	$–	$22,876
Interest-bearing deposits with banks	28,593	–	–	–	–	–	–	–	–	28,593
Securities	5,199	7,038	5,495	4,999	2,998	16,327	65,413	43,363	36,518	187,350
Cash collateral on securities borrowed	12,446	–	–	–	–	–	–	–	–	12,446
Securities purchased under resale agreements	36,939	10,458	12,802	1,816	1,569	1,258	340	–	–	65,182
Loans
Residential mortgages	2,063	4,091	9,616	7,526	13,971	51,891	173,939	7,812	–	270,909
Personal	1,197	641	730	721	858	721	3,823	5,527	30,659	44,877
Credit card	340	679	1,019	1,019	1,019	4,075	8,020	–	–	16,171
Business and government	10,506	7,976	12,226	11,357	10,689	34,339	73,064	19,125	11,230	190,512
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,159)	(3,159)
Derivative instruments	2,581	3,708	2,510	2,132	3,317	4,077	6,217	5,883	–	30,425
Customers’ liability under acceptances	10,700	1,229	64	3	–	–	–	–	–	11,996
Other assets	–	–	–	–	–	–	–	–	43,813	43,813
	$133,440	$35,820	$44,462	$29,573	$34,421	$112,688	$330,816	$81,710	$119,061	$921,991
October 31, 2022	$162,138	$38,036	$33,508	$30,461	$37,755	$106,155	$339,631	$77,111	$118,802	$943,597
Liabilities
Deposits (2)	$28,212	$31,204	$62,747	$47,822	$45,675	$31,717	$71,424	$16,634	$359,289	$694,724
Obligations related to securities sold short	17,639	–	–	–	–	–	–	–	–	17,639
Cash collateral on securities lent	4,096	–	–	–	–	–	–	–	–	4,096
Obligations related to securities sold under repurchase agreements	68,377	2,169	272	110	–	–	500	–	–	71,428
Derivative instruments	1,835	4,508	2,939	2,692	2,858	5,118	8,566	10,858	–	39,374
Acceptances	10,704	1,229	64	3	–	–	–	–	–	12,000
Other liabilities	26	44	60	76	73	301	582	947	23,396	25,505
Subordinated indebtedness	–	–	–	–	–	35	–	7,282	–	7,317
Equity	–	–	–	–	–	–	–	–	49,908	49,908
	$130,889	$39,154	$66,082	$50,703	$48,606	$37,171	$81,072	$35,721	$432,593	$921,991
October 31, 2022	$123,388	$44,632	$48,750	$62,962	$57,224	$39,220	$84,857	$36,779	$445,785	$943,597
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)
Comprises $236.1 billion (October 31, 2022: $232.1 billion) of personal deposits; $434.1 billion (October 31, 2022: $443.0 billion) of business and government deposits and secured borrowings; and $24.5 billion (October 31, 2022: $22.5 billion) of bank deposits.

Credit-related commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at January 31, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$1,549	$10,392	$5,277	$4,650	$6,139	$22,844	$70,631	$2,987	$216,297		$340,766
Securities lending (2)	43,216	4,195	4,597	–	–	–	–	–	–		52,008
Standby and performance letters of credit	3,635	1,946	3,553	2,982	5,344	975	842	128	–		19,405
Backstop liquidity facilities	–	25	1,831	99	10,948	232	–	–	–		13,135
Documentary and commercial letters of credit	24	36	25	1	2	4	24	–	–		116
Other	1,140	–	–	–	–	–	–	–	–		1,140
	$49,564	$16,594	$15,283	$7,732	$22,433	$24,055	$71,497	$3,115	$216,297		$426,570
October 31, 2022	$50,694	$28,841	$13,542	$10,256	$8,415	$22,105	$68,049	$2,735	$216,873		$421,510
(1)	Includes $172.2 billion (October 31, 2022: $167.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $4.1 billion (October 31, 2022: $4.9 billion) for cash because it is reported on the interim consolidated balance sheet.
Other
off-balance
sheet contractual obligations
The following table provides the contractual maturities of other off-balance
sheet contractual obligations affecting our funding needs:

$ millions, as at January 31, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$86	$136	$216	$176	$169	$485	$698	$185	$2,151
Future lease commitments (2)	–	–	–	–	–	–	80	489	569
Investment commitments	–	9	1	1	1	–	17	500	529
Underwriting commitments	82	180	–	–	–	–	–	–	262
Pension contributions (3)	–	–	57	57	–	–	–	–	114
	$168	$325	$274	$234	$170	$485	$795	$1,174	$3,625
October 31, 2022 (2)	$1,066	$193	$341	$250	$220	$597	$847	$1,074	$4,588
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes operating lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2023 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.